Note 3 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended
	December 31,
(In thousands)	2024	2023
Net loss	$(26,898)	$(20,949)
Less: Initial Public Offering Common Stock discount amortization	(58)	(100)
Less: Public Offering Common Stock discount amortization	(246)	(245)
Less: Undeclared dividends attributable to convertible preferred stock	(6,530)	(2,206)
Net loss attributable to common shareholders	$(33,732)	$(23,500)
	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Common Stock	Preferred Stock	Common Stock	Preferred Stock
Net loss per share, basic and diluted
Allocation of undistributed net loss	$(4,626)	$(29,106)	$(13,817)	$(9,683)
Weighted average shares outstanding, basic and diluted	1,460,883	26,069	1,097,630	8,773
Basic and diluted net loss per share	$(3.17)	$(1,116.47)	$(12.59)	$(1,103.73)